NATURE OF OPERATIONS (Details Narrative) - shares		6 Months Ended	12 Months Ended
	Feb. 06, 2019	Jun. 30, 2020	Dec. 31, 2019
State of incorporation		Nevada	Nevada
Date of incorporation		Nov. 26, 2007	Nov. 26, 2007
Class A Preferred Shares [Member] | S. Mark Spoone [Member]
Common stock, shares transferred upon acquisition	12,000,000